UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   655 Madison Avenue, 21st Floor
           New York, NY  10065


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       10/31/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      222,148
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AEROPOSTALE                  COM              007865108    2,571  190,000 SH       SOLE                190,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    3,279  100,000 SH       SOLE                100,000      0    0
BED BATH & BEYOND INC        COM              075896100    3,150   50,000 SH       SOLE                 50,000      0    0
BLACKROCK CORPOR HI YLD FD V COM              09255P107    1,578  120,000 SH       SOLE                120,000      0    0
BRUNSWICK CORP               COM              117043109    1,924   85,000 SH       SOLE                 85,000      0    0
CONOCO PHILLIPS              COM              20825C104    1,144   20,000 SH       SOLE                 20,000      0    0
COWEN GROUP INC NEW          CL A             223622101      812  300,000 SH       SOLE                300,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD ptn   29273V100    2,445   54,100 SH       SOLE                 54,100      0    0
FEDEX CORP                   COM              31428X106    1,269   15,000 SH       SOLE                 15,000      0    0
HOME DEPOT INC               COM              437076102    6,037  100,000 SH  CALL SOLE                100,000      0    0
HUNTSMAN CORP                COM              447011107    1,493  100,000 SH       SOLE                100,000      0    0
ISHARES TR                   US PED STK IDX   464288687    1,993   50,000 SH       SOLE                 50,000      0    0
KENNAMETAL INC               COM              489170100    2,596   70,000 SH       SOLE                 70,000      0    0
MARINEMAX INC                COM              567908108      663   80,000 SH       SOLE                 80,000      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    1,978   80,000 SH       SOLE                 80,000      0    0
MURPHY OIL CORP              COM              626717102    2,685   50,000 SH       SOLE                 50,000      0    0
OLIN CORP                    COM PAR $1       690665205    1,630   75,000 SH       SOLE                 75,000      0    0
PACCAR INC                   COM              693719108    1,601   40,000 SH       SOLE                 40,000      0    0
PEP BOYS MANNY MOE & JACK    COM              713278109    1,527  150,000 SH       SOLE                150,000      0    0
POTASH CORP SASK INC         COM              73755L107    2,171   50,000 SH       SOLE                 50,000      0    0
PROSHARES TR II              ULTRASHRT EURO   74317W882    2,817  140,000 SH       SOLE                140,000      0    0
REGENCY ENERGY PARTNERS L P  COM UNITS LP     75885Y107    1,866   80,000 SH       SOLE                 80,000      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103    2,417   80,000 SH       SOLE                 80,000      0    0
RYDER SYS INC                COM              783549108    2,734   70,000 SH       SOLE                 70,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   43,191  300,000 SH  PUT  SOLE                300,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   43,191  300,000 SH  PUT  SOLE                300,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   43,191  300,000 SH  PUT  SOLE                300,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   35,993  250,000 SH       SOLE                250,000      0    0
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417    2,413   60,000 SH       SOLE                 60,000      0    0
UNITED PARCEL SERVICE INC    CL B             911332106    1,789   25,000 SH       SOLE                 25,000      0    0
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